FIXED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Schedule of property and equipment
	Estimated	June 30, 2018
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$260,094	$42,681	$302,775
Leasehold improvements	2-3 years	276,112	-	276,112
Furniture and fixtures	2-3 years	59,059	95,020	154,079
Software and websites	3- 7 years	35,830	-	35,830
Less: accumulated depreciation		(516,556)	(137,701)	(654,257)
		$114,539	$-	$114,539

	Estimated	September 30, 2017
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$251,699	$57,181	$308,880
Leasehold improvements	2-3 years	276,112	-	276,112
Furniture and fixtures	2-3 years	73,977	101,260	175,237
Software and websites	3- 7 years	35,830	-	35,830
Less: accumulated depreciation		(504,414)	(158,441)	(662,855)
		$133,204	$-	$133,204